CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member]	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2010	$ 23,061,322	$ 13	$ 4,203	$ 3,130,164	$ 2,261,972	$ 999,904	$ 16,665,066	$ 0
Balance (in shares) at Dec. 31, 2010		104,572	16,419,955
Shares issued to former stockholders as part of the recapitalization during March 2011	0	0	232	(232)	0	0	0	0
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)		0	902,850
Conversion of preference shares into ordinary shares	0	(13)	2,677	(2,664)	0	0	0	0
Conversion of preference shares into ordinary shares (in shares)		(104,572)	10,457,195
Effect of capital to be paid-up by the VIE non-controlling interest	0	0	0	(79,442)	0	0	0	79,442
Net income /(loss)	9,953,708	0	0	0	0	0	9,948,651	5,057
Appropriations to statutory reserves	0	0	0	0	1,054,278	0	(1,054,278)	0
Foreign currency translation adjustment	1,410,560	0	0	0	0	1,410,437	0	123
Balance at Dec. 31, 2011	34,425,590	0	7,112	3,047,826	3,316,250	2,410,341	25,559,439	84,622
Balance (in shares) at Dec. 31, 2011		0	27,780,000
Net income /(loss)	4,488,757	0	0	0	0	0	4,505,510	(16,753)
Foreign currency translation adjustment	840,945	0	0	0	0	840,920	0	25
Acquisition of additional equity interest in Panjin TOFA Cable Co., Ltd.	0	0	0	67,746	0	148	0	(67,894)
Balance at Dec. 31, 2012	39,755,292	0	7,112	3,115,572	3,316,250	3,251,409	30,064,949	0
Balance (in shares) at Dec. 31, 2012		0	27,780,000
Net income /(loss)	3,474,017	0	0	0	0	0	3,474,017	0
Foreign currency translation adjustment	1,252,841	0	0	0	0	1,252,841	0	0
Balance at Dec. 31, 2013	$ 44,482,150	$ 0	$ 7,112	$ 3,115,572	$ 3,316,250	$ 4,504,250	$ 33,538,966	$ 0
Balance (in shares) at Dec. 31, 2013		0	27,780,000